Mortgage Loans Payable	12 Months Ended
Dec. 31, 2013
Mortgage Loans on Real Estate [Abstract]
Mortgage Loans Payable

7. Mortgage Loans Payable

The following table summarizes the Predecessor’s secured indebtedness as of December 31, 2013 and December 31, 2012:

Property	December 31, 2013	December 31, 2012	Interest Rate as of December 31, 2013		Maturity
City Center (1)	$22,333,938	$19,756,600	6.00	% (2)	June 2014	(3)
Central Fairwinds (4)	10,000,000	10,000,000	6.25%		October 2015
AmberGlen	23,500,000	23,500,000	6.25%		July 2017	(5)
Corporate Parkway (4)	19,133,333	—	7.25%		April 2016	(6)
Washington Group Plaza (7)	34,949,159	—	3.848%		July 2018

Total	$109,916,430	$53,256,600

All interest rates are fixed interest rates with the exception of City Centre as explained in footnote (2) below.

(1)	Interest payable monthly plus monthly principal payment of $20,000.
(2)	Interest rate is equal to a floating rate per annum equal to LIBOR plus 4%, but in no event shall the interest rate be lower than six percent (6%).
(3)	In November 2013, the Predecessor exercised its option to extend the maturity date of the loan, for a six month period. The Predecessor has one and a half year of additional extension option.
(4)	Interest only payable monthly, principal due on maturity.
(5)	The Predecessor has the option to extend the debt to July 2022.
(6)	With extension option of three consecutive terms of one year.
(7)	Interest payable monthly plus principal based on 360 months of amortization.

The scheduled principal repayments of mortgage payable as of December 31, 2013 are as follows:

2014	$22,961,366
2015	10,652,349
2016	43,307,899
2017	705,054
2018	32,289,762
Thereafter	—

$109,916,430